Organization and Summary of Significant Accounting Policies - Recently Issued Accounting Pronouncements (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax asset		$ 7,493,469		$ 10,346,505
Debt issuance cost	$ 0	0
Adjustments for New Accounting Pronouncement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax asset			$ 37,000,000
Deferred tax asset valuation allowance			$ 37,000,000
Other Assets | Accounting Standards Update 2015-03
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost	(6,237)	(6,237)		(40,823)
Current Notes Payable | Accounting Standards Update 2015-03
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost	$ 6,237	$ 6,237		$ 40,823